Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2015
Accrued Liabilities Current And Noncurrent [Abstract]
Accrued Expenses

	December 31, 2015	December 31, 2014
Accrued voyage expenses	$1,411	$2,620
Accrued loan interest	864	380
Accrued legal and professional fees	241	623
Total accrued expenses	$2,516	$3,623